Sale of Certain Accounts Receivable (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Retained amount rate	10
Prime plus rate	3.6
Accounts receivable	$ 2,000,000
Gains or losses accounts receivable	24,247	$ 17,363
Customer A | Accounts Receivables [Member]
Accounts receivable	2,471,000		$ 1,437,000
Purchaser [Member]
Accounts receivable	222,000		0
Remained outstanding receivables	71,000		362,000
Allowance for bad debts	$ 22,000		$ 0